Document and Entity Information	Oct. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2024
Entity File Number	000-54863
Entity Registrant Name	EATON CORPORATION plc
Entity Central Index Key	0001551182
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1059235
Entity Address, Address Line One	30 Pembroke Road
Entity Address, Address Line Two	Eaton House
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 Y0C2
City Area Code	353
Local Phone Number	1637 2900
Title of 12(b) Security	Ordinary shares ($0.01 par value)
Trading Symbol	ETN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false